Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term Investments [Abstract]
Equity investments without readily determinable fair values	$ 7,477	¥ 51,410	¥ 57,567
Equity method investments	71,322	490,376	450,822	¥ 234,863
Available-for-sale debt investments	369	2,537	2,537
Long term investments	$ 79,168	¥ 544,323	¥ 510,926